Inventories - Components (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Inventory [Line Items]
Inventories	$ 9,699	$ 11,437
Merchandise available for sale
Disclosure Of Inventory [Line Items]
Inventories	10,868	13,920
Less: Provision for slow moving and obsolete inventories
Disclosure Of Inventory [Line Items]
Inventories	$ (1,169)	$ (2,483)